Decommissioning liability (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other provisions [abstract]
Schedule of decommissioning liability
	December 31,	December 31,
	2017	2016
	$	$

Balance, beginning of period	13,852	13,977

Liabilities settled during the period	(1,424)	(468)
Interest cost	843	343
Revisions and new estimated cash flows	-	-
Balance, end of period	13,271	13,852

Less: current portion	(1,372)	(1,910)
Long-term decommissioning liability	11,899	11,942

Schedule of key assumptions of calculation of decommissioning liability
	2017		2016
	Mexico	Peru	Mexico	Peru

Estimated undiscounted cash flows ($)	1,021	15,203	1,021	16,206
Discount rate (%)	6.0	4.5	6.0	4.5
Settlement period (years)	6	5-10	6	5-10